Cover	Nov. 18, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2022
Entity File Number	001-38970
Entity Registrant Name	TUSCAN HOLDINGS CORP. II
Entity Central Index Key	0001773087
Entity Tax Identification Number	83-3853706
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	135 E. 57th Street
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	948-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	THCAU
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	THCA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	THCAW
Security Exchange Name	NASDAQ